			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: 292438



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      293     3866 SH       SOLE                     3866
AT&T Corp                      COM              001957505      275    10162 SH       SOLE                    10162
American International Group   COM              026874107      590     8923 SH       SOLE                     8923
Amgen Inc                      COM              031162100      520     7145 SH       SOLE                     7145
BP P.L.C.                      COM              055622104      715    10375 SH       SOLE                    10375
Bellsouth Corp                 COM              079860102      393    11347 SH       SOLE                    11347
Berkshire Hathaway Cl B        COM                             452      150 SH       SOLE                      150
Bristol Myers                  COM              110122108     7905   321216 SH       SOLE                   321216
Capital One Finl Corp          COM              14040H105      346     4300 SH       SOLE                     4300
Caspen Oil Inc                 COM              147621106        0    11000 SH       SOLE                    11000
Chevron                        COM              166764100    10406   179515 SH       SOLE                   179515
Cisco Systems                  COM              17275R102      700    32316 SH       SOLE                    32316
Citigroup Inc.                 COM              172967101     9059   191815 SH       SOLE                   191815
Colgate-Palmolive Co           COM              194162103     9371   164114 SH       SOLE                   164114
Connocophillips                COM              20825C104      223     3525 SH       SOLE                     3525
Costco Wholesale Corp          COM              22160k105     5712   105460 SH       SOLE                   105460
DJ US Basic Materials Index    COM              464287838    10529   188017 SH       SOLE                   188017
Dell Computer                  COM              24702R101      356    11975 SH       SOLE                    11975
Disney Walt Co                 COM              254687106      317    11360 SH       SOLE                    11360
DuPont de Nemours              COM              263534109      232     5494 SH       SOLE                     5494
Exxon Mobil Corp               COM              30231g102    12078   198453 SH       SOLE                   198453
Fedex Corporation              COM              31428X106      202     1785 SH       SOLE                     1785
FemOne, Inc.                   COM              31446n106        9   200000 SH       SOLE                   200000
General Electric               COM              369604103    10138   291477 SH       SOLE                   291477
Graphic Packaging Corp New     COM              388688103      608   293682 SH       SOLE                   293682
Hewlett Packard                COM              428236103      230     6976 SH       SOLE                     6976
Home Depot                     COM              437076102      895    21157 SH       SOLE                    21157
I Shares Dow Jones US Energy   COM              464287796      974    10570 SH       SOLE                    10570
I Shares Dow Jones US Telecom  COM              464287713     1477    57060 SH       SOLE                    57060
I Shares Msci Japan Index      COM              464286848      769    53390 SH       SOLE                    53390
I Shares S&P 500 Index         COM              464287200     1225     9425 SH       SOLE                     9425
I Shares S&P 600 Small Cap     COM              464287804     1275    19550 SH       SOLE                    19550
I Shares Trust DJ US Healthcar COM              464287762     1344    21075 SH       SOLE                    21075
I Shares Trust Dow Jones Selec COM              464287168    20788   331541 SH       SOLE                   331541
I-Shares S&P 500 Barra Growth  COM              464287309    18206   298955 SH       SOLE                   298955
Int'l Game Tech                COM              459902102      227     6450 SH       SOLE                     6450
Intel Corp                     COM              458140100     6898   354454 SH       SOLE                   354454
International Speedway Class A COM              460335201     3165    62190 SH       SOLE                    62190
Intl Business Machines         COM              459200101      705     8548 SH       SOLE                     8548
J P Morgan Chase & Co          COM              46625H100      213     5127 SH       SOLE                     5127
Johnson & Johnson              COM              478160104     9005   152060 SH       SOLE                   152060
Kimberly-Clark                 COM              494368103     8071   139634 SH       SOLE                   139634
Kinder Morgan Energy LP Unit L COM              494550106      262     5436 SH       SOLE                     5436
L-3 Communications Holdings    COM              502424104    10545   122914 SH       SOLE                   122914
Lucent Technologies            COM              549463107       31    10183 SH       SOLE                    10183
Medtronic Inc                  COM              585055106     8087   159347 SH       SOLE                   159347
Microsoft Corp                 COM              594918104     9326   342752 SH       SOLE                   342752
Molson Coors Brewing CO        COM              60871r209    26773   390157 SH       SOLE                   390157
Pepsico                        COM              713448108      556     9621 SH       SOLE                     9621
Petsmart Inc                   COM              716768106     6830   242725 SH       SOLE                   242725
Pfizer Inc                     COM              717081103     1286    51621 SH       SOLE                    51621
Procter & Gamble               COM              742718109      472     8183 SH       SOLE                     8183
Qualcomm Inc                   COM              747525103     8349   164966 SH       SOLE                   164966
Redwood Trust Inc              COM              758075402      217     5000 SH       SOLE                     5000
S&P 500 Barra Value Index - I  COM              464287408      959    13945 SH       SOLE                    13945
S&P Midcap 400 Index           COM              464287507    25547   322242 SH       SOLE                   322242
United Parcel Service          COM              911312106     9234   116330 SH       SOLE                   116330
Verisign Inc                   COM              92343E102     8809   367180 SH       SOLE                   367180
Verizon Communications         COM              92343V104     8578   251836 SH       SOLE                   251836
Walmart Stores Inc             COM              931142103      308     6530 SH       SOLE                     6530
Wells Fargo                    COM              949746101     8962   140321 SH       SOLE                   140321
Wyeth                          COM              983024100      413     8520 SH       SOLE                     8520